Stockholders’ Equity - Schedule of Warrant Activity (Details) (10-Q) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Expiring in 2017	2,100,545
Expiring in 2018	113,831	2,630,545
Expiring in 2019	6,000,000	113,831
Expiring in 2020	11,890,792
Expiring in 2020	3,437,500
Expiring thereafter	3,487,327	21,722,407
Total	27,029,995